Restructuring charges (Tables)	12 Months Ended
Mar. 31, 2017
Restructuring and Related Activities [Abstract]
Changes in Accrued Restructuring Charges

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2014	31,844	—	13,916	45,760
Restructuring costs	53,261	17,169	20,259	90,689
Non-cash charges	—	(17,169)	—	(17,169)
Cash payments	(48,787)	—	(19,937)	(68,724)
Adjustments	403	—	(42)	361

Balance at March 31, 2015	36,721	—	14,196	50,917
Restructuring costs	27,401	1,828	7,298	36,527
Non-cash charges	—	(1,828)	—	(1,828)
Cash payments	(40,261)	—	(11,232)	(51,493)
Adjustments	(1,330)	—	1,473	143

Balance at March 31, 2016	22,531	—	11,735	34,266
Restructuring costs	9,854	42,717	7,142	59,713
Non-cash charges	—	(42,717)	—	(42,717)
Cash payments	(19,759)	—	(8,871)	(28,630)
Adjustments	(992)	—	(839)	(1,831)

Balance at March 31, 2017	11,634	—	9,167	20,801

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total Costs Incurred in Connection with Restructuring Programs by Segment

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2015
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	3,800	1,906	5,706	85	5,791
Game & Network Services	520	6,752	7,272	—	7,272
Imaging Products & Solutions	6,586	39	6,625	714	7,339
Home Entertainment & Sound	1,959	1	1,960	—	1,960
Semiconductors	2,930	2,855	5,785	426	6,211
Components	305	906	1,211	—	1,211
Pictures	1,918	—	1,918	—	1,918
Music	1,530	585	2,115	—	2,115
Financial Services	—	—	—	—	—
All Other and Corporate	33,713	24,384	58,097	6,122	64,219

Total	53,261	37,428	90,689	7,347	98,036

	Yen in millions
	Fiscal year ended March 31, 2016
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	17,259	3,669	20,928	710	21,638
Game & Network Services	15	120	135	—	135
Imaging Products & Solutions	78	126	204	—	204
Home Entertainment & Sound	1,181	26	1,207	—	1,207
Semiconductors	(11)	(102)	(113)	—	(113)
Components	1	21	22	—	22
Pictures	1,594	7	1,601	5	1,606
Music	1,501	367	1,868	—	1,868
Financial Services	—	—	—	—	—
All Other and Corporate	5,783	4,892	10,675	1,017	11,692

Total	27,401	9,126	36,527	1,732	38,259

	Yen in millions
	Fiscal year ended March 31, 2017
	Employee termination benefits	Other associated costs*	Total net restructuring charges	Depreciation associated with restructured assets	Total
Mobile Communications	516	172	688	138	826
Game & Network Services	225	6	231	—	231
Imaging Products & Solutions	563	77	640	—	640
Home Entertainment & Sound	68	684	752	—	752
Semiconductors	4	(13)	(9)	—	(9)
Components	922	42,517	43,439	—	43,439
Pictures	2,467	—	2,467	—	2,467
Music	2,116	1,474	3,590	—	3,590
Financial Services	—	—	—	—	—
All Other and Corporate	2,973	4,942	7,915	364	8,279

Total	9,854	49,859	59,713	502	60,215

*	Other associated costs includes non-cash write-downs and disposals, net